UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (102.14%)
                    -----------------------------------
                    COMMON STOCK (102.14%)
                    ----------------------
                    AEROSPACE/DEFENSE (2.26%)
        1,369,631   VT Group PLC - (United Kingdom) **, (a)                                                $   17,884,632
                                                                                                           --------------
                    AIRLINES (3.93%)
       47,323,593   Air Arabia Participation Certificates - (United Arab Emirates) *,**                        23,967,185
        3,642,523   Cathay Pacific Airways Ltd. - (Hong Kong) **                                                7,160,877
                                                                                                           --------------
                                                                                                               31,128,062
                                                                                                           --------------
                    APPAREL MANUFACTURERS (0.42%)
        1,173,974   Ports Design Ltd. - (Hong Kong) **                                                          3,318,590
                                                                                                           --------------
                    BREWERY (2.27%)
          430,521   Fomento Economico Mexicano S.A.B. de C.V. (b)                                              17,987,167
                                                                                                           --------------
                    BUILDING & CONSTRUCTION - MISCELLANEOUS (2.28%)
          183,254   Boskalis Westminster - (Netherlands) **, (a)                                               10,592,952
           28,287   China Communications Construction Co., Ltd. - (China) **                                       62,515
        4,315,829   Gamuda Berhad - (Malaysia) **                                                               4,452,786
        7,031,091   Malaysian Resources Corp., Berhad - (Malaysia) **                                           2,989,615
                                                                                                           --------------
                                                                                                               18,097,868
                                                                                                           --------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (2.38%)
           35,586   Forbo Holding AG - (Switzerland) **, (a)                                                   18,889,490
                                                                                                           --------------
                    CELLULAR TELECOMMUNICATIONS (2.64%)
          328,223   America Movil S.A.B. de C.V. (b)                                                           20,904,523
                                                                                                           --------------
                    CHEMICALS - DIVERSIFIED (3.88%)
          285,334   Akzo Nobel NV - (Netherlands) **, (a)                                                      22,977,189
        3,144,000   Nan Ya Plastics Corp. - (Taiwan) **                                                         7,813,558
                                                                                                           --------------
                                                                                                               30,790,747
                                                                                                           --------------
                    COAL (0.94%)
       11,028,322   PT Bumi Resources Tbk - (Indonesia) **                                                      7,428,093
                                                                                                           --------------
                    COMMERCIAL BANKS - NON US (5.57%)
          450,503   Banco Itau Holding Financeira S.A. - (Brazil) **                                           10,267,063
       11,405,746   Bank Rakyat Indonesia - (Indonesia) **                                                      7,806,214
          270,102   Commercial Intl. Bank Participation Certificates - (United Kingdom) **                      4,555,035
        4,752,464   Dubai Islamic Bank Participation Certificates - (United Arab Emirates) **                  12,099,205
           80,510   Unibanco - Uniao de Bancos Brasileiros S.A. (b)                                             9,390,686
                                                                                                           --------------
                                                                                                               44,118,203
                                                                                                           --------------
                    COMMERCIAL SERVICES (1.78%)
        9,098,115   EAG Ltd. - (United Kingdom) **, (a)                                                        14,104,480
                                                                                                           --------------
                    CONSULTING SERVICES (3.27%)
        2,118,330   Genpact Ltd. *,(a), (b)                                                                    25,949,542
                                                                                                           --------------



                                                                               1


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    DIAGNOSTIC KITS (0.96%)
          368,864   DiaSorin SpA - (Italy) **, (a)                                                         $    7,574,954
                                                                                                           --------------
                    DISTRIBUTION/WHOLESALE (0.78%)
          777,017   Inchcape PLC - (United Kingdom) **                                                          6,208,228
                                                                                                           --------------
                    DIVERSIFIED FINANCIAL SERVICES (0.83%)
        5,632,000   First Financial Holding Co., Ltd. - (Taiwan) **                                             5,904,613
          706,800   Yuanta Financial Holding Co., Ltd. - (Taiwan) **                                              663,072
                                                                                                           --------------
                                                                                                                6,567,685
                                                                                                           --------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (1.17%)
          431,181   Aalberts Industries NV - (Netherlands) **                                                   9,250,964
                                                                                                           --------------
                    DIVERSIFIED MINERALS (2.29%)
          258,871   Xstrata PLC - (Switzerland) **                                                             18,146,795
                                                                                                           --------------
                    DIVERSIFIED OPERATIONS (4.58%)
          228,496   GEA Group AG - (Germany) **, (a)                                                            7,711,998
        1,056,220   Keppel Corp., Ltd. - (Singapore) **                                                         7,596,773
          930,000   Swire Pacific Ltd. - (Hong Kong) **                                                        10,491,799
        2,238,000   Wharf Holdings Ltd. - (Hong Kong) **                                                       10,539,173
                                                                                                           --------------
                                                                                                               36,339,743
                                                                                                           --------------
                    ELECTRIC - GENERATION (2.30%)
       34,291,000   Datang International Power Generation Co., Ltd. - (China) **                               18,197,122
                                                                                                           --------------
                    ENERGY - ALTERNATIVE SOURCES (0.06%)
        3,576,701   PNOC Energy Development Corp. - (Philippines) **                                              505,208
                                                                                                           --------------
                    ENGINEERING/R&D SERVICES (0.96%)
        3,103,105   Singapore Technologies Engineering Ltd. - (Singapore) **                                    7,619,961
                                                                                                           --------------
                    ENTERTAINMENT SOFTWARE (0.15%)
          884,724   NetDragon WebSoft, Inc. - (China) **                                                        1,186,809
                                                                                                           --------------
                    FINANCE - INVESTMENT BANKER/BROKER (3.45%)
          176,910   Bellevue Group AG - (Switzerland) **, (a)                                                  12,252,500
      135,033,423   Rexcapital Financial Holdings Ltd. - (Hong Kong) **                                        15,094,997
                                                                                                           --------------
                                                                                                               27,347,497
                                                                                                           --------------
                    FINANCE - OTHER SERVICES (1.42%)
          656,000   Hong Kong Exchanges and Clearing Ltd. - (Hong Kong) **                                     11,261,151
                                                                                                           --------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (2.58%)
           40,800   Nestle S.A. - (Switzerland) **                                                             20,471,159
                                                                                                           --------------
                    GOLD MINING (1.78%)
          962,959   Yamana Gold, Inc. (b)                                                                      14,078,461
                                                                                                           --------------
                    INDEPENDENT POWER PRODUCER (0.55%)
          133,798   Qatar Electricity & Water Co., Participation Certificates - (Qatar) **                      4,339,196
                                                                                                           --------------



                                                                               2


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    INSTRUMENTS - CONTROLS (2.93%)
        1,083,353   Rotork PLC - (United Kingdom) **, (a)                                                  $   23,232,851
                                                                                                           --------------
                    MACHINERY - ELECTRICAL (0.91%)
          185,823   KCI Konecranes Oyj - (Finland) **                                                           7,184,524
                                                                                                           --------------
                    MACHINERY - GENERAL INDUSTRY (2.04%)
          162,896   FLSmidth & Co., A/S - (Denmark) **, (a)                                                    16,181,435
                                                                                                           --------------
                    MEDICAL - BIOMEDICAL/GENETICS (4.12%)
          640,306   Genmab A/S - (Denmark) *,**, (a)                                                           32,653,055
                                                                                                           --------------
                    MEDICAL - NURSING HOMES (2.08%)
        2,211,596   Southern Cross Healthcare Ltd. - (United Kingdom) **                                       16,483,451
                                                                                                           --------------
                    MEDICAL LABS & TESTING SERVICES (2.17%)
          264,597   Icon PLC *,(a), (b)                                                                        17,169,699
                                                                                                           --------------
                    MEDICAL PRODUCTS (0.41%)
           23,408   Synthes, Inc. - (Switzerland) **                                                            3,287,368
                                                                                                           --------------
                    MISCELLANEOUS MANUFACTURER (1.39%)
        1,269,365   Fenner PLC - (United Kingdom) **                                                            5,928,782
        5,664,245   Peace Mark Holdings Ltd. - (Hong Kong) **                                                   5,101,907
                                                                                                           --------------
                                                                                                               11,030,689
                                                                                                           --------------
                    MULTI-LINE INSURANCE (1.67%)
           41,782   Zurich Financial Services AG - (Switzerland) **                                            13,211,992
                                                                                                           --------------
                    OIL COMPANIES - INTEGRATED (3.85%)
          432,108   Galp Energia SGPS S.A. - (Portugal) **                                                     10,345,833
          197,165   Petroleo Brasileiro S.A. (b)                                                               20,132,518
                                                                                                           --------------
                                                                                                               30,478,351
                                                                                                           --------------
                    OIL REFINING & MARKETING (1.53%)
        5,457,483   Thai Oil PCL - (Thailand) **                                                               12,133,518
                                                                                                           --------------
                    PATIENT MONITORING EQUIPMENT (0.07%)
           12,569   Infopia Co., Ltd. - (South Korea) **                                                          582,539
                                                                                                           --------------
                    PUBLIC THOROUGHFARES (0.77%)
        6,779,700   Jiangsu Expressway Co., Ltd. - (China) **                                                   6,097,910
                                                                                                           --------------
                    REAL ESTATE MANAGEMENT /SERVICE (1.32%)
          429,965   Mitsubishi Estate Co., Ltd. - (Japan) **                                                   10,453,763
                                                                                                           --------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (2.82%)
          905,313   Delek Global Real Estate Ltd. - (United Kingdom) **, (a)                                    1,524,929
        6,212,911   Franshion Properties China Ltd. - (Hong Kong) *, **                                         2,514,654
        5,681,096   HKC Holdings Ltd. - (Hong Kong) **                                                          1,087,654
        1,390,000   Hung Poo Real Estate Development Corp. - (Taiwan) **                                        2,493,622
        3,344,825   Shun Tak Holdings Ltd. - (Hong Kong) **                                                     4,426,731



                                                                               3


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (CONTINUED)
        1,559,555   Tokyo Tatemono Co., Ltd. - (Japan) **                                                  $   10,278,476
                                                                                                           --------------
                                                                                                               22,326,066
                                                                                                           --------------
                    REITS - WAREHOUSE/INDUSTRY (0.99%)
       17,634,791   Cambridge Industrial Trust - (Singapore) **                                                 7,879,252
                                                                                                           --------------
                    RETAIL - APPAREL/SHOE (3.27%)
          421,135   Hennes & Mauritz AB - (Sweden) **                                                          25,921,681
                                                                                                           --------------
                    TELECOMMUNICATION SERVICES (4.02%)
        4,530,263   Chunghwa Telecom Co., Ltd. - (Taiwan) **                                                   11,914,877
       19,040,958   PT Telekomunikasi Tbk - (Indonesia) **                                                     19,961,461
                                                                                                           --------------
                                                                                                               31,876,338
                                                                                                           --------------
                    TELECOMMUNICATION EQUIPMENT (1.73%)
          411,502   Digital Multimedia Technologies SpA - (Italy) *,**, (a)                                    13,712,604
                                                                                                           --------------
                    TEXTILE - PRODUCTS (3.03%)
       14,269,410   Far Eastern Textile Co., Ltd.- (Taiwan) **                                                 24,048,908
                                                                                                           --------------
                    TOBACCO (1.84%)
          288,624   Philip Morris International, Inc. *                                                        14,598,602
                                                                                                           --------------
                    TOYS (0.63%)
            9,609   Nintendo Co., Ltd. - (Japan) **                                                             4,962,100
                                                                                                           --------------
                    TRANSPORTATION SERVICES (0.76%)
          428,074   Viterra, Inc. - (Canada) **                                                                 6,045,312
                                                                                                           --------------
                    WIRE & CABLE PRODUCTS (2.31%)
          854,137   Prysmian SpA - (Italy) *, **, (a)                                                          18,298,392
                                                                                                           --------------
                    TOTAL COMMON STOCK (Cost $808,208,087)                                                    809,546,730
                                                                                                           --------------
                    TOTAL INVESTMENTS IN SECURITIES (Cost $808,208,087)                                       809,546,730
                                                                                                           --------------

                    SECURITIES SOLD, NOT YET PURCHASED ((28.51)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((25.06)%)
                    -----------------------------------------------
                    APPLICATIONS SOFTWARE ((1.69)%)
       (4,877,907)  Misys PLC - (United Kingdom) **                                                           (13,427,475)
                                                                                                           --------------
                    ATHLETIC FOOTWEAR ((0.33)%)
         (942,883)  Li Ning Co., Ltd. - (Hong Kong) **                                                         (2,659,285)
                                                                                                           --------------
                    BUILDING-RESIDENTIAL/COMMERCIAL ((0.39)%)
         (138,165)  Berkeley Group Holdings PLC - (United Kingdom) **                                          (3,059,104)
                                                                                                           --------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE ((0.89)%)
         (185,032)  CRH PLC  - (Ireland) **                                                                    (7,060,119)
                                                                                                           --------------



                                                                               4


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    COMMERCIAL BANKS - NON US ((2.86)%)
         (362,665)  Anglo Irish Bank Corp., PLC - (Ireland) **                                             $   (4,884,648)
         (122,346)  Commonwealth Bank Of Australia - (Australia) **                                            (4,669,489)
          (39,882)  Erste Bank der Oesterreichischen Sparkassen AG - (Austria) **                              (2,594,172)
         (645,816)  HSBC Holdings PLC - (United Kingdom) **                                                   (10,522,055)
                                                                                                           --------------
                                                                                                              (22,670,364)
                                                                                                           --------------
                    DISTRIBUTION/WHOLESALE ((0.32)%)
         (239,541)  Wolseley PLC - (United Kingdom) **                                                         (2,523,288)
                                                                                                           --------------
                    DIVERSIFIED FINANCIAL SERVICES ((1.12)%)
         (454,384)  Irish Life & Permanent PLC - (Ireland) **                                                  (8,913,584)
                                                                                                           --------------
                    DIVERSIFIED MANUFACTURING OPERATIONS ((1.26)%)
          (91,873)  Siemens AG - (Germany) **                                                                  (9,993,949)
                                                                                                           --------------
                    FINANCE - CONSUMER LOANS ((0.62)%)
       (1,061,295)  Cattles PLC - (United Kingdom) **                                                          (4,883,129)
                                                                                                           --------------
                    FINANCE - INVESTMENT BANKER/BROKER ((0.85)%)
         (140,343)  Macquarie Group Ltd. - (Australia) *, **                                                   (6,766,882)
                                                                                                           --------------
                    HOTELS & MOTELS ((1.37)%)
         (721,358)  Intercontinental Hotels Group PLC - (United Kingdom) **                                   (10,896,211)
                                                                                                           --------------
                    LOTTERY SERVICES ((0.07)%)
       (9,466,641)  China LotSynergy Holdings Ltd. - (Hong Kong) *,**                                            (529,124)
                                                                                                           --------------
                    MACHINERY - MATERIAL HANDLING ((0.15)%)
          (68,821)  Japan Steel Works Ltd. - (Japan) **                                                        (1,174,731)
                                                                                                           --------------
                    MULTI-LINE INSURANCE ((0.31)%)
       (1,066,235)  China Insurance International Holdings Co., Ltd - (Hong Kong) **                           (2,446,847)
                                                                                                           --------------
                    MULTIMEDIA ((0.31)%)
         (206,245)  WPP Group PLC - (United Kingdom) **                                                        (2,463,593)
                                                                                                           --------------
                    PAPER & RELATED PRODUCTS ((1.72)%)
       (1,179,046)  Stora Enso Oyj - (Finland) **                                                             (13,657,048)
                                                                                                           --------------
                    PUBLISHING - PERIODICALS ((0.31)%)
         (135,807)  PagesJaunes Groupe - (France) **                                                           (2,427,392)
                                                                                                           --------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT ((1.30)%)
       (4,766,588)  Sino Land Co., Ltd. - (Hong Kong) **                                                      (10,289,385)
                                                                                                           --------------
                    REITS - DIVERSIFIED ((0.33)%)
         (117,591)  Hammerson PLC - (United Kingdom) **                                                        (2,603,577)
                                                                                                           --------------
                    RETAIL -  BUILDING PRODUCTS ((1.59)%)
       (4,805,511)  Kingfisher PLC - (United Kingdom) **                                                      (12,607,372)
                                                                                                           --------------



                                                                               5


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


      SHARES                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    RETAIL - CONSUMER ELECTRONICS ((1.43)%)
       (6,962,844)  DSG International PLC - (United Kingdom) **                                            $   (8,787,624)
         (312,202)  JB Hi-Fi Ltd. - (Australia) **                                                             (2,564,942)
                                                                                                           --------------
                                                                                                              (11,352,566)
                                                                                                           --------------
                    RETAIL - MAJOR DEPARTMENT STORES ((0.93)%)
         (953,207)  Marks & Spencer Group PLC - (United Kingdom) **                                            (7,336,514)
                                                                                                           --------------
                    RETAIL JEWELRY ((0.66)%)
         (621,431)  Citizen Holdings Co., Ltd. - (Japan) **                                                    (5,263,137)
                                                                                                           --------------
                    SECURITY SERVICES ((1.09)%)
         (651,353)  Securitas AB - (Sweden) **                                                                 (8,622,537)
                                                                                                           --------------
                    STEEL - PRODUCERS ((0.82)%)
       (2,852,715)  Angang Steel Co., Ltd. - (China) **                                                        (6,509,893)
                                                                                                           --------------
                    TELEVISION ((1.08)%)
       (6,781,258)  ITV PLC - (United Kingdom) **                                                              (8,531,493)
                                                                                                           --------------
                    TRANSPORT - RAIL ((1.26)%)
       (2,914,059)  MTR Corp. - (Hong Kong) **                                                                 (9,997,286)
                                                                                                           --------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(236,487,217))                     (198,665,885)
                                                                                                           --------------
                    STOCK INDEX SOLD, NOT YET PURCHASED ((3.45)%)
                    ---------------------------------------------
         (380,189)  iShares MSCI EAFE Index Fund                                                              (27,335,589)
                                                                                                           --------------
                    TOTAL STOCK INDEX SOLD, NOT YET PURCHASED (Proceeds $(27,348,708))                        (27,335,589)
                                                                                                           --------------
                    TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds $(263,835,925))                       (226,001,474)
                                                                                                           --------------

                    DERIVATIVE CONTRACTS ((2.62)%)
                    ------------------------------
                    CURRENCY FORWARDS ((2.68)%)
                         Purchase Contracts                                                                    24,375,063
                         Sale Contracts                                                                       (45,614,817)
                                                                                                           --------------
                    TOTAL CURRENCY FORWARDS                                                                   (21,239,754)
                                                                                                           --------------
                    SWAPS (0.06%)
                         Equity Swap - short exposure                                                             457,119
                                                                                                           --------------
                    TOTAL DERIVATIVE CONTRACTS - net                                                          (20,782,635)
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 28.99%                                                229,806,751
                                                                                                           --------------
         TOTAL NET ASSETS -- 100.00%                                                                       $  792,569,372
                                                                                                           ==============

*   Non-income producing security
**  Foreign
(a) Partially or wholly held ($ 245,470,959 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) American Depositary Receipt

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


DERIVATIVE CONTRACTS
--------------------

FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF MARCH 31, 2008:
--------------------------------------------------------------------------------------------------------------

                                                          Value on                                           Net
Open Foreign Currency                                     Settlement                                      Unrealized
Purchase Contracts                                        Date                   Current Value      Appreciation/(Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 5/15/08                                       $  310,676,896           $  310,895,240            $    218,344
----------------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 5/15/08                                           23,239,179               23,550,266                 311,087
----------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 5/15/08                                           32,030,973               33,618,976               1,588,003
----------------------------------------------------------------------------------------------------------------------
Euros
expiring 5/15/08                                          411,890,236              428,109,381              16,219,145
----------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 5/15/08                                          148,271,908              153,966,813               5,694,905
----------------------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 5/15/08                                            4,810,272                5,153,851                 343,579
----------------------------------------------------------------------------------------------------------------------
                                                                                                          $ 24,375,063
                                                                                                          ============

                                                          Value on                                           Net
Open Foreign Currency                                     Settlement                                      Unrealized
Sale Contracts                                            Date                   Current Value      Appreciation/(Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 5/15/08                                       $  331,929,407           $  334,534,529            $  (2,605,122)
-----------------------------------------------------------------------------------------------------------------------
Euros
expiring 5/15/08                                          457,325,118              480,284,525              (22,959,407)
-----------------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 5/15/08                                           63,233,773               68,163,115               (4,929,342)
-----------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 5/15/08                                           47,811,435               49,119,498               (1,308,063)
-----------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 5/15/08                                          201,453,997              215,025,578              (13,571,581)
-----------------------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 5/15/08                                            4,912,549                5,153,851                 (241,302)
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          $ (45,614,817)
                                                                                                          =============
Total net unrealized depreciation on foreign currency forwards                                            $ (21,239,754)
                                                                                                          =============

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


DERIVATIVE CONTRACTS (CONTINUED)
--------------------------------

    Notional       Maturity                                                                                   Unrealized
     Amount          Date                                Description                                   Appreciation/(Depreciation)
     ------          ----                                -----------                                   ---------------------------

                              Agreement with Morgan Stanley & Co. International, Ltd., to receive the total return of the Hyundai Engineering & Construction
 $(6,608,548)     03/10/11    Co., Ltd. in exchange for an amount to be paid monthly.                           $457,119
                                                                                                       ---------------------------

                                                                                                                $457,119
                                                                                                       ===========================


The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized Loss on this foreign denominated currency was $163,380 at March 31, 2008.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


INVESTMENTS AND DERIVATIVE CONTRACTS
------------------------------------

                                                        March 31, 2008
Investments - By Country                          Percentage of Net Assets (%)
------------------------                          ----------------------------

United States                                                14.24%
Switzerland                                                  10.88%
Taiwan                                                        6.67%
Denmark                                                       6.16%
Hong Kong                                                     5.69%
Netherlands                                                   5.40%
Italy                                                         4.99%
United Arab Emirates                                          4.55%
Indonesia                                                     4.44%
Singapore                                                     2.92%
Japan                                                         2.43%
China                                                         2.40%
Sweden                                                        2.19%
Thailand                                                      1.53%
Portugal                                                      1.31%
Brazil                                                        1.30%
Malaysia                                                      0.94%
Canada                                                        0.76%
Qatar                                                         0.55%
United Kingdom                                                0.29%
South Korea                                                   0.07%
Philippines                                                   0.06%
Germany                                                     (0.29%)
France                                                      (0.30%)
Austria                                                     (0.33%)
Finland                                                     (0.82%)
Australia                                                   (1.77%)
Ireland                                                     (2.63%)


                                                          March 31, 2008
Investment in Derivative Contracts - By Currency    Percentage of Net Assets (%)
------------------------------------------------    ----------------------------

United States                                                 0.06%
Swedish Krona                                                 0.03%
Norwegian Krone                                               0.01%
British Pounds                                              (0.30%)
Danish Krone                                                (0.58%)
Euro                                                        (0.85%)
Swiss Francs                                                (0.99%)

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:

    ------------------------------------------------------------------------------------------------------
                                                            INVESTMENTS IN              OTHER FINANCIAL
    VALUATION INPUTS                                          SECURITIES                  INSTRUMENTS*
    ------------------------------------------------------------------------------------------------------
    LEVEL 1 - QUOTED PRICES                                  $ 583,545,256                $         --
    ------------------------------------------------------------------------------------------------------
    LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS            $          --                $ (3,623,078)
    ------------------------------------------------------------------------------------------------------
    LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS          $          --                $         --
    ------------------------------------------------------------------------------------------------------
       TOTAL                                                 $ 583,545,256                $ (3,623,078)
    ------------------------------------------------------------------------------------------------------

* Other Financial Instruments include Forwards, Foreign Currency and Swap Contracts.


ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Tamarack International Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.